Income taxes, Tax Loss Carry-forwards and Tax Credits (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes [Abstract]
Unrecognized deferred tax assets	€ 67.6	€ 63.6	€ 76.8